Subsequent events (Details Narrative) - USD ($) $ in Thousands					1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 06, 2023	Feb. 07, 2023	Feb. 06, 2023	Feb. 03, 2023	Mar. 20, 2023	Mar. 06, 2023	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Aug. 14, 2023	Feb. 28, 2023	Feb. 02, 2023	Jan. 31, 2023	Nov. 30, 2022
Subsequent Event [Line Items]
[custom:PurchasePrice-0]														$ 7,000
Subsequent Event, Description									the Company granted certain RSU awards, valued at $8.2 million, as replacement awards for $26.8 million of the accrued management rollover consideration. The replacement awards resulted in a $18.6 million gain.
Sale of Stock, Number of Shares Issued in Transaction								56,836,444
[custom:SubscriptionFeesPaid]							$ 1,900
Subsequent Event [Member]
Subsequent Event [Line Items]
[custom:EquityRaiseRequirement-0]													$ 25,000
[custom:ConvertibleDebentures-0]											$ 7,000
[custom:IssuedConvertibleDebentures-0]												$ 1,400
[custom:NetProceeds-0]												1,200
[custom:TotalPrincipalAmount-0]												$ 5,100
Shares, Issued												3,877,750
[custom:PurchasePrice-0]												$ 3,000
Subsequent Event, Description		the Company entered into an amendment to the Revolving Credit Facility, which (i) increased the maximum borrowing amount under the facility from $60.0 million to $75.0 million, (ii) modified the maturity date to the earlier of (a) December 14, 2025, (b) 90 days prior to the maturity of the Term Loan and (c) the maturity of the Subordinated Term Loan, and (iii) amended the interest rate it bears to between 4.8% up to SOFR plus 4.9% determined based on certain metrics defined within the amended agreement.	the Company entered into an amendment to the Term Loan agreement, which (i) replaced LIBOR with SOFR as the reference rate utilized to determine the interest rate the Term Loan bears and (ii) required the Company to make a prepayment of $10.3 million, including $10.0 million of the principal and $0.3 million of the prepayment premium. Pursuant to the amended agreement, the Company made the $10.3 million payment to the Term Loan lender on February 7, 2023.	the Company issued the Second YA Convertible Debenture for a principal amount of $10.0 million and a purchase price of $10.0 million. The Second YA Convertible Debenture has a maturity date of May 30, 2024 and bears interest at the rate of 4.0% per annum. The interest is due and payable upon maturity. At any time, so long as the Second YA Convertible Debenture is outstanding, the Yorkville Investor may covert all or part of the principal and accrued and unpaid interest of the Second YA Convertible Debenture into shares of Class A Common Stock at 90% of the lowest daily VWAP of Class A Common Stock during the seven consecutive trading days immediately preceding each conversion date, but in no event lower than $0.25 per share. Outside of an event of default under the Second YA Convertible Debenture, the Yorkville Investor may not convert in any calendar month more than the greater of (a) 25% of the dollar trading volume of the shares of Class A Common Stock during such calendar month, or (b) $3.0 million. Upon issuance of the Second YA Convertible Debenture, the $2.1 million commitment asset included in other noncurrent assets on the accompanying consolidated balance sheet as of December 31, 2022 was derecognized and recorded as a debt discount.		the Company entered into an amended software subscription agreement with Palantir, which provides the Company with the option, in its sole discretion, to settle the $11.3 million of fees which are scheduled to become due between April 2023 and December 2023 in (i) cash or (ii) the Company’s equity or debt securities, if the Company satisfies certain conditions as defined within the amended agreement.
Stock Issued During Period, Value, Conversion of Convertible Securities					$ 15,000
Subsequent Event [Member] | N Z Superfund Convertible Debenture [Member]
Subsequent Event [Line Items]
[custom:NetProceeds-0]												4,500
[custom:UnpaidFees-0]												7,100
[custom:SettlementResultedInGain-0]												$ 600
Subsequent Event [Member] | Second Y A Convertible Debenture [Member]
Subsequent Event [Line Items]
Shares, Issued										19,772,486
Subsequent Event [Member] | Term Loan Lender [Member]
Subsequent Event [Line Items]
[custom:EquityRaiseRequirement-0]													$ 25,000
Subsequent Event [Member] | P I P E Investor [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	5,193,906
Subsequent Event [Member] | Yorkville Investor [Member]
Subsequent Event [Line Items]
[custom:ConvertibleDebentures-0]										$ 5,900